Income Taxes (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Effective Income Tax Rate Reconciliation, Amount [Abstract]
Earnings before income taxes (“EBT”)	$ 319	$ 352	$ 391
Income taxes at statutory rate	112	123	137
Effect of other income tax reconciliation	(4)	(3)	(1)
Provision for income taxes as shown in the Statement of Earnings	$ 108	$ 120	$ 136
Effective Income Tax Rate Reconciliation, Percent [Abstract]
Income taxes at statutory rate as a percentage of EBT	35.00%	35.00%	35.00%
Effect of other income tax reconciliation as a percentage of EBT	(1.00%)	(1.00%)	0.00%
Provision for income taxes as shown in the Statement of Earnings as a percentage of EBT	34.00%	34.00%	35.00%